Vessel, Net (Predecessor) (Tables)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Vessel, Net [Abstract]
Vessels, Net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2023	December 31, 2022
Cost:
Beginning balance:	38,769	-
- Vessel contributed by Seanergy	-	18,500
- Additions	77,057	80,648
- Transfer to “Vessel held for sale”	(21,445)	-
- Disposals	-	(60,379)
Ending balance:	94,381	38,769

Accumulated depreciation:
Beginning balance:	(1,257)	-
- Depreciation for the period	(2,946)	(1,903)
- Transfer to “Vessel held for sale”	802	-
- Disposals	-	646
Ending balance:	(3,401)	(1,257)

Net book value	90,980	37,512

United Maritime Predecessor [Member]
Vessel, Net [Abstract]
Vessels, Net
The amounts in the accompanying balance sheets are analyzed as follows:

	June 30, 2022	December 31, 2021
Cost:
Beginning balance	16,925,546	16,925,546
- Additions	1,044,143	-
Ending balance	17,969,689	16,925,546

Accumulated depreciation:
Beginning balance	(4,645,275)	(3,888,510)
- Additions	(387,764)	(756,765)
Ending balance	(5,033,039)	(4,645,275)

Net book value	12,936,650	12,280,271